Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 451,962	$ 177,742
Term deposits	59,034	3,275
Accounts receivable and other	73,216	79,138
Inventories	176,271	163,234
Current portion of employee benefit plan assets	5,749	0
Assets held for sale	0	12,471
Current assets	766,232	435,860
Restricted cash	2,097	3,080
Other assets	39,562	22,943
Employee benefit plan assets	0	6,244
Property, plant and equipment	3,998,493	4,088,202
Goodwill	92,591	92,591
Total assets	4,898,975	4,648,920
Current liabilities
Accounts payable and accrued liabilities	179,372	139,104
Current portion of lease liabilities	11,297	9,913
Current portion of debt	66,667	66,667
Current portion of asset retirement obligations	4,701	1,782
Liabilities associated with assets held for sale	0	4,257
Current liabilities	262,037	221,723
Debt	434,465	413,065
Lease liabilities	14,659	15,143
Employee benefit plan obligations	21,974	18,224
Asset retirement obligations	106,677	94,235
Deferred income tax liabilities	402,713	412,717
Total liabilities	1,242,525	1,175,107
Equity
Share capital	3,144,644	3,054,563
Treasury stock	(11,452)	(8,662)
Contributed surplus	2,638,008	2,627,441
Accumulated other comprehensive loss	(30,297)	(28,966)
Deficit	(2,125,326)	(2,229,867)
Total equity attributable to shareholders of the Company	3,615,577	3,414,509
Attributable to non-controlling interests	40,873	59,304
Total equity	3,656,450	3,473,813
Total liabilities and equity	$ 4,898,975	$ 4,648,920